WILMINGTON PRIME MONEY MARKET FUND (Prospectus Summary) | WILMINGTON PRIME MONEY MARKET FUND
WILMINGTON PRIME MONEY MARKET FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current income while preserving capital and liquidity.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses WILMINGTON PRIME MONEY MARKET FUND	INSTITUTIONAL SHARES	W SHARES	SERVICE SHARES
Management Fees	0.33%	0.33%	0.33%
Distribution (12b-1) and/or Service Fees	none	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.44%	0.59%	0.69%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON PRIME MONEY MARKET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	45	141	246	555
W SHARES	60	189	329	738
SERVICE SHARES	70	221	384	859

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

The Fund strives to maintain a stable $1.00 share price and invests in high quality bank obligations, including U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United

States, high quality commercial paper and U.S. Government obligations. To be considered high quality, a security generally must be rated in one of the two highest short-term rating categories or determined by the investment adviser to be of comparable quality. U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund may invest more than 25% of its total assets in high quality obligations of banks, finance companies and utilities. In selecting securities for the Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities held by the Fund if the securities are downgraded to a lower ratings category. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid

Assets" and at least 30% of its total assets in "Weekly Liquid Assets." "Daily

Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is designed for investors with a low tolerance for risk; however, the

Fund's performance could be adversely affected by:

         o        CONCENTRATION RISK: Because the Fund may invest a significant portion of its assets in securities of companies in the

                  banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. The

                  profitability of banks depends largely on the availability and costs of funds, which can change depending on economic

                  conditions.

         o        CREDIT RISK: The risk that the issuer of a security will fail to pay interest and principal in a timely manner, or that

                  negative perceptions of the issuer's ability to make such

                  payments will cause the price of that security to decline.

                  Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high

                  quality.

         o        FOREIGN SECURITIES RISK: The risk of losses due to political,

                  regulatory, economic, social or other uncontrollable forces in a foreign country.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that

                  government-sponsored entities may default on a financial

                  obligation, since their securities are not insured or

                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        INCOME RISK: The risk that the Fund's income will decline

                  because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

         o        MANAGER RISK: The chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent

                  during times of falling interest rates.

         o        RATING AGENCY RISK: Ratings represent the rating agency's

                  opinion regarding the quality of the security and are not a guarantee of quality.

An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        the Fund's average annual returns for one year, five year and ten year periods.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional

Shares. Returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

Calendar Year-to-Date Total Return as of September 30, 2011: 0.01%

During the periods shown in the bar chart, the Fund's best quarter was up

1.35% (quarter ended March 31, 2001) and the Fund's worst quarter was 0.00%

(quarter ended September 30, 2010).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON PRIME MONEY MARKET FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL SHARES	INSTITUTIONAL SHARES		0.02%	2.47%	2.21%
W SHARES	W SHARES	[1]	0.02%
SERVICE SHARES	SERVICE SHARES	[2]	0.02%	2.30%
[1]	From inception of the Fund's W Shares on October 2, 2006, through December 31, 2010, the average annual total return was 2.00%.
[2]	From inception of the Fund's Service Shares on April 2, 2001, through December 31, 2010, the average annual total return was 1.92%.